American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
September 30, 2019

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.8%
Australia — 4.3%
Aristocrat Leisure Ltd.	3,009	62,395
Aurizon Holdings Ltd.	60,091	239,552
Australia & New Zealand Banking Group Ltd.	15,241	294,518
Beach Energy Ltd.	84,181	144,823
Coca-Cola Amatil Ltd.	10,394	74,792
Super Retail Group Ltd.	5,663	37,927
Telstra Corp. Ltd.	112,166	266,089
		1,120,096
Belgium — 1.3%
KBC Group NV	2,000	130,146
Telenet Group Holding NV	4,351	205,381
		335,527
Denmark — 2.2%
Carlsberg A/S, B Shares	1,500	221,936
H Lundbeck A/S	1,732	57,467
Novo Nordisk A/S, B Shares	5,702	294,423
		573,826
Finland — 1.1%
Kone Oyj, B Shares	5,205	296,496
France — 9.5%
CNP Assurances	3,927	75,934
Dassault Systemes SE	493	70,232
Eiffage SA	495	51,352
Gaztransport Et Technigaz SA	1,983	196,523
Hermes International	376	260,067
Kering SA	483	246,577
L'Oreal SA	1,208	338,492
LVMH Moet Hennessy Louis Vuitton SE	255	101,508
Metropole Television SA	3,906	64,097
Peugeot SA	12,816	320,091
Safran SA	1,243	195,948
Schneider Electric SE	1,908	167,332
Television Francaise 1	9,265	81,387
TOTAL SA	4,562	237,497
Ubisoft Entertainment SA(1)	1,027	74,276
		2,481,313
Germany — 6.7%
adidas AG	1,217	378,758
Allianz SE	1,661	387,338
Dialog Semiconductor plc(1)	2,530	119,862
HUGO BOSS AG	709	38,012
MTU Aero Engines AG	925	245,779
RTL Group SA	585	28,157

RWE AG	7,132	223,155
SAP SE	2,905	341,525
		1,762,586
Hong Kong — 2.4%
Hang Seng Bank Ltd.	10,000	216,348
Hong Kong Exchanges & Clearing Ltd.	3,800	112,165
Sands China Ltd.	62,800	286,734
		615,247
Israel — 1.7%
CyberArk Software Ltd.(1)	1,600	159,712
Nice Ltd.(1)	1,245	179,231
Wix.com Ltd.(1)	1,000	116,740
		455,683
Italy — 2.7%
Eni SpA	15,183	231,885
Ferrari NV	288	44,479
Moncler SpA	3,200	114,144
Unipol Gruppo SpA	22,354	119,160
UnipolSai Assicurazioni SpA(2)	72,200	192,177
		701,845
Japan — 24.5%
Amada Holdings Co. Ltd.	20,900	226,862
Astellas Pharma, Inc.	23,100	330,135
Bandai Namco Holdings, Inc.	2,300	143,290
Brother Industries Ltd.	16,300	297,486
Chugai Pharmaceutical Co. Ltd.	4,000	311,821
Eisai Co. Ltd.	3,100	158,329
FANUC Corp.	200	37,940
Hitachi Ltd.	5,300	198,481
Hoya Corp.	4,000	326,547
KDDI Corp.	7,600	198,665
Keyence Corp.	100	62,304
Medipal Holdings Corp.	6,900	154,256
Mitsubishi Heavy Industries Ltd.	3,000	118,007
Mitsubishi UFJ Financial Group, Inc.	36,900	188,068
Nexon Co. Ltd.(1)	15,700	190,544
Nikon Corp.	6,500	81,668
Nintendo Co. Ltd.	500	186,156
Nippon Telegraph & Telephone Corp.	3,400	162,618
NTT DOCOMO, Inc.	13,400	342,164
ORIX Corp.	14,900	222,987
Persol Holdings Co. Ltd.	5,200	98,982
Recruit Holdings Co. Ltd.	10,100	308,703
Santen Pharmaceutical Co. Ltd.	8,100	141,316
Sawai Pharmaceutical Co. Ltd.	1,900	98,121
Shin-Etsu Chemical Co. Ltd.	1,200	129,296
Shionogi & Co. Ltd.	4,500	251,060
Softbank Corp.	11,000	148,975
SoftBank Group Corp.	1,000	39,277

Sony Corp.	4,500	264,422
Sumitomo Mitsui Financial Group, Inc.	1,600	54,957
Suzuken Co. Ltd.	1,500	80,945
Suzuki Motor Corp.	2,100	89,203
Takeda Pharmaceutical Co., Ltd.	700	23,984
Tokio Marine Holdings, Inc.	900	48,320
Tokyo Electron Ltd.	1,400	268,913
Toyota Motor Corp.	3,000	201,223
Trend Micro, Inc.	2,700	129,002
Tsuruha Holdings, Inc.	400	43,736
Welcia Holdings Co. Ltd.	1,000	50,513
		6,409,276
Netherlands — 2.4%
ASR Nederland NV	3,822	141,232
Coca-Cola European Partners plc	4,300	238,435
NN Group NV	1,078	38,270
Signify NV	3,242	89,129
Wolters Kluwer NV	1,492	108,971
		616,037
New Zealand — 2.8%
a2 Milk Co. Ltd.(1)	20,716	172,098
Contact Energy Ltd.	51,885	276,953
Meridian Energy Ltd.	87,663	285,496
		734,547
Norway — 1.0%
Aker BP ASA	9,681	257,974
Singapore — 2.8%
ComfortDelGro Corp. Ltd.	54,400	94,610
Oversea-Chinese Banking Corp. Ltd.	29,200	230,121
Singapore Telecommunications Ltd.	126,700	284,511
United Overseas Bank Ltd.	6,800	125,972
		735,214
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	45,668	238,265
Iberdrola SA	34,708	360,693
Telefonica SA	27,367	208,973
		807,931
Sweden — 2.4%
Axfood AB	10,639	226,045
Lundin Petroleum AB	5,128	153,403
Sandvik AB	11,666	181,670
Telefonaktiebolaget LM Ericsson, B Shares	6,832	54,606
		615,724
Switzerland — 12.2%
Geberit AG	551	263,074
Logitech International SA	5,071	205,974
Nestle SA	8,011	868,986
Novartis AG	5,444	472,622
Partners Group Holding AG	82	62,902

Roche Holding AG	2,350	685,319
Sonova Holding AG	289	67,207
Temenos AG(1)	1,586	265,782
Zurich Insurance Group AG	745	285,078
		3,176,944
United Kingdom — 12.7%
Aggreko plc	20,741	211,803
AstraZeneca plc	697	61,939
BHP Group plc	15,053	321,937
BP plc	4,287	27,105
Burberry Group plc	1,778	47,556
Coca-Cola HBC AG(1)	4,103	134,038
Compass Group plc	5,903	151,882
Dunelm Group plc	7,000	72,149
GlaxoSmithKline plc	21,625	462,896
Greggs plc	3,130	80,458
HSBC Holdings plc	26,172	200,810
Legal & General Group plc	66,619	203,411
Moneysupermarket.com Group plc	36,240	168,684
Rio Tinto plc	2,429	126,167
Royal Dutch Shell plc, B Shares	20,278	595,708
Sage Group plc (The)	20,480	174,235
Smith & Nephew plc	3,368	81,129
Tate & Lyle plc	18,606	168,476
Unilever plc	691	41,549
		3,331,932
TOTAL COMMON STOCKS (Cost $24,227,324)		25,028,198
EXCHANGE-TRADED FUNDS — 2.0%
iShares MSCI EAFE ETF (Cost $511,725)	7,900	515,159
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $507,890), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $497,790)		497,765
State Street Institutional U.S. Government Money Market Fund, Premier Class	82,458	82,458
TOTAL TEMPORARY CASH INVESTMENTS (Cost $580,223)		580,223
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $11,642)	11,642	11,642
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $25,330,914)		26,135,222
OTHER ASSETS AND LIABILITIES†		(1,205)
TOTAL NET ASSETS — 100.0%		$26,134,017

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	15.5%
Financials	13.9%
Consumer Discretionary	12.0%
Industrials	11.2%
Information Technology	10.1%
Consumer Staples	9.8%
Communication Services	9.4%
Energy	7.2%
Utilities	4.5%
Materials	2.2%
Exchange-Traded Funds	2.0%
Cash and Equivalents*	2.2%
*Includes temporary cash investments, temporary cash investment - securities lending collateral, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,067. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $11,642.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	514,887	24,513,311	—
Exchange-Traded Funds	515,159	—	—
Temporary Cash Investments	82,458	497,765	—
Temporary Cash Investments - Securities Lending Collateral	11,642	—	—
	1,124,146	25,011,076	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.